Offerings	Aug. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	11,130,534
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 256,002,282.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,193.95
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2008 Stock Incentive Plan ("2008 Employee Plan"), 2008 Stock Incentive Plan for Non-Employee Directors and Members of the Board of Advisors ("2008 Director Plan"), 2013 Stock Option and Incentive Plan for Employees and Consultants ("2013 Employee Plan"), 2013 Stock Option and Incentive Plan for Non-Employee Directors, Committee Members and Members of the Board of Advisors ("2013 Director Plan"), 2021 Stock Option and Incentive Plan for Employees and Consultants ("2021 Plan"), Restricted Stock Awards Outside of Plan ("Restricted Stock Awards Outside of Plan"), and 2022 Equity Incentive Plan ("2022 Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. 1b. Represents shares of Common Stock reserved for issuance under the Registrant's 2022 Plan and outstanding restricted stock awards under the Registrant's 2022 Plan. The number of shares of Common Stock reserved and available for issuance under the 2022 Plan automatically increases on January 1 of each year, beginning January 1, 2023 and continuing through and including January 1, 2032, by 5% of the total number of shares of common stock outstanding on December 31 of the immediately preceding calendar year, or a lesser number of shares determined by the administrator prior to the applicable January 1. Such additional shares have not been included in this Registration Statement and will be registered at such time as each respective increase in shares reserved and available for issuance under the 2022 Plan becomes effective. 1c. Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on the initial public offering price of the Common Stock of $23.00 per share of Common Stock, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-288767), as amended (the "S-1 Registration Statement").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	7,499,594
Proposed Maximum Offering Price per Unit	21.25
Maximum Aggregate Offering Price	$ 159,366,372.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,398.99
Offering Note	See note 1a. 2a. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2022 Plan. 2b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $21.25 per share, which is the weighted-average exercise price for options outstanding under the 2022 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	651,250
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 7,815,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,196.48
Offering Note	See note 1a. 3a. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2008 Employee Plan. 3b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $12 per share, which is the weighted-average exercise price for options outstanding under the 2008 Employee Plan.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	25,000
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 300,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45.93
Offering Note	See note 1a. 4a. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2008 Director Plan. 4b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $12 per share, which is the weighted-average exercise price for options outstanding under the 2008 Director Plan.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	8,275,467
Proposed Maximum Offering Price per Unit	12.79
Maximum Aggregate Offering Price	$ 105,843,222.93
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,204.60
Offering Note	See note 1a. 5a. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2013 Employee Plan. 5b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $12.79 per share, which is the weighted-average exercise price for options outstanding under the 2013 Employee Plan.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	835,000
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 19,205,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,940.29
Offering Note	See note 1a. 6a. Represents shares of Common Stock reserved for issuance for outstanding restricted stock awards granted under the Registrant's 2013 Employee Plan. 6b. Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on the initial public offering price of the Common Stock of $23.00 per share of Common Stock, as set forth in the S-1 Registration Statement.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	3,172,976
Proposed Maximum Offering Price per Unit	13.34
Maximum Aggregate Offering Price	$ 42,327,499.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,480.34
Offering Note	See note 1a. 7a. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2013 Director Plan. 7b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $13.34 per share, which is the weighted-average exercise price for options outstanding under the 2013 Director Plan.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	2,837,095
Proposed Maximum Offering Price per Unit	17.70
Maximum Aggregate Offering Price	$ 50,216,581.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,688.16
Offering Note	See note 1a. 8a. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2021 Plan. 8b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $17.70 per share, which is the weighted-average exercise price for options outstanding under the 2021 Plan.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	575,287
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 13,231,601.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,025.76
Offering Note	See note 1a. 9a. Represents shares of Common Stock reserved for issuance for outstanding restricted stock awards granted under Restricted Stock Awards Outside of Plan. 9b. Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on the initial public offering price of the Common Stock of $23.00 per share of Common Stock, as set forth in the S-1 Registration Statement.